Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CAD ($)
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities		$ 314,355	$ 350,749			$ 404,350
Share-based compensation		(42,828)	(32,063)
Long-term debt, gross		822,342	$ 926,199	$ 572,000	$ 681,015
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	[1]	270,163
Share-based compensation		73,369
Long-term debt, gross		822,342
Interest on long-term debt	[2]	179,623
Commitments		226,740
Total		1,572,237
Liquidity risk [Member] | 2025 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	[1]	270,163
Share-based compensation		37,644
Long-term debt, gross		0
Interest on long-term debt	[2]	57,029
Commitments		115,649
Total		480,485
Liquidity risk [Member] | 2026 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share-based compensation		17,487
Long-term debt, gross		230,026
Interest on long-term debt	[2]	41,323
Commitments		35,813
Total		324,649
Liquidity risk [Member] | 2027 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share-based compensation		18,238
Long-term debt, gross		17,252
Interest on long-term debt	[2]	40,088
Commitments		33,663
Total		109,241
Liquidity risk [Member] | 2028 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Interest on long-term debt	[2]	39,536
Commitments		11,128
Total		50,664
Liquidity risk [Member] | 2029 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross		575,064
Interest on long-term debt	[2]	1,647
Commitments		6,058
Total		582,769
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Commitments		24,429
Total		$ 24,429

[1]	Excludes the current portion of share-based compensation.
[2]	Excludes amortization of long-term debt issue costs.